Shareholder Report	12 Months Ended
Jul. 31, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Putnam Funds Trust
Entity Central Index Key	0001005942
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2026
Shareholder Report Annual or Semi-Annual	annual shareholder report
Class G
Shareholder Report [Line Items]
Fund Name	Putnam Short Term Investment Fund
Class Name	Class G
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Short Term Investment Fund for the period August 1, 2025, to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-internalusefunds-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-internalusefunds-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class G	$3	0.03%
[1]
Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.03%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2026, Class G shares of Putnam Short Term Investment Fund returned 4.05%. The Fund compares its performance to the ICE BofA U.S. Treasury Bill Index, which returned 3.94% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Secured Overnight Financing Rate-based floating-rate securities from bank issuers, which provided attractive relative value.
↑	Fixed-rate commercial paper and certificates of deposit in the six-month to one-year range as the pace and size of expected rate cuts fluctuated over the period.
↑	Asset-backed commercial paper backed by what we believe are diverse, high-quality financial assets, such as trade receivables and consumer loans.

Top detractors from performance:
↓	The Fund’s allocation to repurchase agreements, while the lowest yielding positions, continue to be integral for liquidity management purposes.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2026

	1 Year	5 Year	10 Year
Class G	4.05	3.84	2.54
Bloomberg U.S. Aggregate Index	2.71	-0.40	1.35
ICE BofA U.S. Treasury Bill Index	3.94	3.61	2.39

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For current month-end performance, please call Franklin Templeton at (800) 225-1581. Important data provider notices and terms available at www.franklintempletondatasources.com.
Net Assets	$ 1,949,032,769
Holdings Count | $ / shares	112
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	119.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$1,949,032,769
Total Number of Portfolio Holdings	112
Total Management Fee Paid	$0
Portfolio Turnover Rate	119%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2026) Portfolio Composition* (% of Total Investments)	[2]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-internalusefunds-documents
Class P
Shareholder Report [Line Items]
Fund Name	Putnam Short Term Investment Fund
Class Name	Class P
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Short Term Investment Fund for the period August 1, 2025, to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-internalusefunds-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-internalusefunds-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class P	$3	0.03%
[3]
Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.03%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2026, Class P shares of Putnam Short Term Investment Fund returned 4.05%. The Fund compares its performance to the ICE BofA U.S. Treasury Bill Index, which returned 3.94% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Secured Overnight Financing Rate-based floating-rate securities from bank issuers, which provided attractive relative value.
↑	Fixed-rate commercial paper and certificates of deposit in the six-month to one-year range as the pace and size of expected rate cuts fluctuated over the period.
↑	Asset-backed commercial paper backed by what we believe are diverse, high-quality financial assets, such as trade receivables and consumer loans.

Top detractors from performance:
↓	The Fund’s allocation to repurchase agreements, while the lowest yielding positions, continue to be integral for liquidity management purposes.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2026

	1 Year	5 Year	10 Year
Class P	4.05	3.84	2.54
Bloomberg U.S. Aggregate Index	2.71	-0.40	1.35
ICE BofA U.S. Treasury Bill Index	3.94	3.61	2.39

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For current month-end performance, please call Franklin Templeton at (800) 225-1581. Important data provider notices and terms available at www.franklintempletondatasources.com.
Net Assets	$ 1,949,032,769
Holdings Count | $ / shares	112
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	119.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$1,949,032,769
Total Number of Portfolio Holdings	112
Total Management Fee Paid	$0
Portfolio Turnover Rate	119%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2026) Portfolio Composition* (% of Total Investments)	[4]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-internalusefunds-documents

[1]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[2]
*	Does not include derivatives, except purchased options, if any.

[3]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[4]
*	Does not include derivatives, except purchased options, if any.